Financial assets at fair value not held for trading (Details) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading		$ 82,690	[1]	$ 80,985	$ 60,457	[1]	$ 64,210
Government bills / bonds
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	22,493			26,633
Corporate and municipal bonds
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	17,236			22,022
Financial assets for unit-linked investment contracts
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1],[2]	21,446
Loans
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	8,132			10,405
Securities financing transactions
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1],[3]	9,937			298
Auction-rate securities
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1],[4]	1,664
Investment fund units
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	710			597
Equity instruments
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1],[5]	702
Other
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	369			501
UBS AG
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading		82,387	[1]	$ 80,598	60,070	[1]	$ 63,888
UBS AG | Government bills / bonds
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	22,493			26,633
UBS AG | Corporate and municipal bonds
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	17,236			22,022
UBS AG | Financial assets for unit-linked investment contracts
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1],[2]	21,446
UBS AG | Loans
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	8,132			10,405
UBS AG | Securities financing transactions
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1],[3]	9,937			298
UBS AG | Auction-rate securities
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1],[4]	1,664
UBS AG | Investment fund units
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	407			210
UBS AG | Equity instruments
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1],[5]	702
UBS AG | Other
Financial Assets At Fair Value Not Held For Trading [Line Items]
Financial assets at fair value not held for trading	[1]	$ 369			$ 501

[1]	Refer to Note 24c for more information on product type and fair value hierarchy categorization
[2]
Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

[3]	Certain reverse repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.
[4]	Auction rate securities have been reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.
[5]
Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information.